Trade accounts receivable (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade accounts receivable
Expected credit loss rate	0.72%	2.00%
Estimated total gross carrying amount at default	€ 27,086,699	€ 26,594,255
Expected credit loss	(194,813)	(530,668)
Impairment loss	(514,066)	(839,131)
Trade accounts receivables	€ 26,377,820	€ 25,224,456	€ 28,348,708
Current
Trade accounts receivable
Expected credit loss rate	0.36%	1.05%
Estimated total gross carrying amount at default	€ 20,440,906	€ 17,488,498
Expected credit loss	(72,865)	(182,809)
Trade accounts receivables	€ 20,368,041	€ 17,305,689
Less than 30 Days
Trade accounts receivable
Expected credit loss rate	1.14%	1.64%
Estimated total gross carrying amount at default	€ 3,193,352	€ 2,842,760
Expected credit loss	(36,393)	(46,649)
Trade accounts receivables	€ 3,156,959	€ 2,796,111
31 - 60 Days
Trade accounts receivable
Expected credit loss rate	6.15%	1.81%
Estimated total gross carrying amount at default	€ 243,574	€ 1,072,661
Expected credit loss	(14,984)	(19,402)
Trade accounts receivables	€ 228,590	€ 1,053,259
61 - 90 Days
Trade accounts receivable
Expected credit loss rate	2.29%	5.86%
Estimated total gross carrying amount at default	€ 704,697	€ 815,992
Expected credit loss	(16,166)	(47,854)
Trade accounts receivables	€ 688,531	€ 768,138
91 - 120 Days
Trade accounts receivable
Expected credit loss rate	4.47%	2.74%
Estimated total gross carrying amount at default	€ 303,789	€ 247,442
Expected credit loss	(13,574)	(6,788)
Trade accounts receivables	€ 290,215	€ 240,654
>120 Days
Trade accounts receivable
Expected credit loss rate	1.86%	5.50%
Estimated total gross carrying amount at default	€ 2,200,380	€ 4,126,903
Expected credit loss	(40,830)	(227,166)
Impairment loss	(514,066)	(839,131)
Trade accounts receivables	€ 1,645,484	€ 3,060,606